Restricted Cash	12 Months Ended
Dec. 31, 2018
Disclosure Of Restricted Cash [Abstract]
Disclosure of restricted cash and cash equivalents [text block]
6.	Restricted Cash

As at December 31, 2018, restricted cash comprised reclamation security deposits totaling $2,075,000 (December 31, 2017 - $2,075,000) held by government agencies as financial assurance in respect of certain reclamation obligations at the Prairie Creek Property.